Related Party Transactions (Details) - Schedule of Fair Value of the Founders Shares - Non-Redemption Agreement [Member] - $ / shares	Jul. 25, 2023	Jan. 25, 2023
Schedule of Fair Value of the Founders Shares [Line Items]
Share price at grant date (in Dollars per share)	$ 10.71	$ 10.03
Risk-free interest rate	5.43%	4.67%
Remaining life of SPAC (assuming the Extended Date)	6 months 10 days	6 months 7 days
Value in no De-SPAC scenario (in Dollars per share)	$ 10.6	$ 10.39
Probability of transaction	50.00%	50.00%
Discount rate	5.00%	5.00%